Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2045 Portfolio℠
March 31, 2024
VF-2045-NPRT1-0524
1.903286.114
Domestic Equity Funds - 50.5%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	265,546	15,040,531
VIP Equity-Income Portfolio Initial Class (a)	453,721	12,232,322
VIP Growth & Income Portfolio Initial Class (a)	563,258	16,785,079
VIP Growth Portfolio Initial Class (a)	234,165	24,933,892
VIP Mid Cap Portfolio Initial Class (a)	95,614	3,852,287
VIP Value Portfolio Initial Class (a)	422,420	8,566,676
VIP Value Strategies Portfolio Initial Class (a)	240,037	4,255,851
TOTAL DOMESTIC EQUITY FUNDS (Cost $63,282,364)		85,666,638

International Equity Funds - 41.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,996,468	21,781,466
VIP Overseas Portfolio Initial Class (a)	1,733,530	48,140,136
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $60,827,594)		69,921,602

Bond Funds - 8.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	219,274	1,980,043
Fidelity International Bond Index Fund (a)	3,963	36,341
Fidelity Long-Term Treasury Bond Index Fund (a)	1,139,736	11,101,025
VIP High Income Portfolio Initial Class (a)	97,485	457,205
VIP Investment Grade Bond II Portfolio - Initial Class (a)	32,392	304,487
TOTAL BOND FUNDS (Cost $15,340,693)		13,879,101

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $139,450,651)	169,467,341
NET OTHER ASSETS (LIABILITIES) - 0.0%	(24,265)
NET ASSETS - 100.0%	169,443,076

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,290,282	364,647	1,672,973	1,133	(185,241)	183,328	1,980,043
Fidelity International Bond Index Fund	844,505	97,883	903,888	5,440	(24,186)	22,027	36,341
Fidelity Long-Term Treasury Bond Index Fund	9,398,932	2,709,338	664,373	79,025	(41,029)	(301,843)	11,101,025
VIP Contrafund Portfolio Initial Class	13,090,234	744,475	914,075	51,873	72,901	2,046,996	15,040,531
VIP Emerging Markets Portfolio Initial Class	19,954,035	2,077,182	955,703	17,414	15,044	690,908	21,781,466
VIP Equity-Income Portfolio Initial Class	10,614,544	1,201,769	535,604	59,886	14,706	936,907	12,232,322
VIP Growth & Income Portfolio Initial Class	14,591,079	1,418,111	759,992	97,012	10,458	1,525,423	16,785,079
VIP Growth Portfolio Initial Class	21,678,993	1,606,142	1,431,909	318,193	110,955	2,969,711	24,933,892
VIP High Income Portfolio Initial Class	415,899	47,499	14,584	180	(84)	8,475	457,205
VIP Investment Grade Bond II Portfolio - Initial Class	2,843,761	75,033	2,583,561	566	(31,712)	966	304,487
VIP Mid Cap Portfolio Initial Class	3,322,636	353,182	193,453	62,286	2,777	367,145	3,852,287
VIP Overseas Portfolio Initial Class	42,622,148	3,974,598	1,695,711	164,280	54,913	3,184,188	48,140,136
VIP Value Portfolio Initial Class	7,403,843	1,066,538	411,779	161,795	9,582	498,492	8,566,676
VIP Value Strategies Portfolio Initial Class	3,664,004	527,628	228,816	52,017	8,114	284,921	4,255,851
	153,734,895	16,264,025	12,966,421	1,071,100	17,198	12,417,644	169,467,341

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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